Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net loss	$ (262,321)	$ (62,322)	$ (12,711)	$ (9,724)
Adjustments and items not affecting cash:
Depreciation and amortization	118,448	112,547	240,089	232,511
Deferred taxes	(62,258)	(26,228)	(44,057)	(23,080)
Initial value and unrealized gain on derivative financial instruments	(4,882)	(334)	(9,851)	(402)
Share-based compensation	3,199	3,860	3,895	3,495
Cost of equity funds used for construction purposes	(568)	(458)	(1,226)	(967)
Change in value of investments carried at fair value	311,410	143,522	132,026	184,029
Pension and post-employment expense in excess of (lower than) contributions	2,176	(823)	119	(6,436)
Distributions received from equity investments, net of income	5,588	1,282	3,554	3,384
Other	38,232	931	36,195	3,536
Net change in non-cash operating items (note 20)	112,380	(36,640)	(53,356)	(84,788)
Net cash provided by (used in) operating activities, total	261,404	135,337	294,677	301,558
Financing activities
Increase in long-term debt	224,664	394,008	654,648	2,345,013
Repayments of long-term debt	(194,403)	(220,424)	(398,179)	(897,109)
Net change in commercial paper	(1,187)	165,000	91,613	(173,700)
Issuance of common shares, net of costs	1,405	1,149	3,113	2,455
Cash dividends on common shares	(75,493)	(94,177)	(171,386)	(187,558)
Dividends on preferred shares	(2,080)	(2,220)	(4,172)	(4,440)
Contributions from non-controlling interests and redeemable non-controlling interests (note 3)	98,955	0	98,955	0
Production-based cash contributions from non-controlling interest	0	2,478	9,082	6,208
Distributions to non-controlling interests	(20,746)	(16,760)	(33,084)	(25,109)
Payments upon settlement of derivatives	0	0	0	(26,254)
Shares surrendered to fund withholding taxes on exercised share options	0	(3,494)	(568)	(4,120)
Increase in other long-term liabilities	6,695	2,069	11,125	7,268
Decrease in other long-term liabilities	(255)	(41,339)	(20,329)	(42,573)
Net cash provided by (used in) financing activities, total	37,311	177,936	228,518	981,721
Investing activities
Additions to property, plant and equipment and intangible assets	(245,209)	(247,538)	(414,958)	(575,237)
Increase in long-term investments	(41,774)	(49,681)	(89,379)	(96,938)
Acquisitions of operating entities	0	(86)	0	(632,797)
Increase in other assets	(130)	(10,340)	(1,980)	(12,804)
Receipt of principal on development loans receivable	0	201	0	323
Decrease in long-term investments	11,749	517	11,749	2,920
Net cash provided by (used in) investing activities, total	(275,364)	(306,927)	(494,568)	(1,314,533)
Effect of exchange rate differences on cash and restricted cash	369	(2,408)	872	(1,846)
Increase (decrease) in cash, cash equivalents and restricted cash	23,720	3,938	29,499	(33,100)
Cash, cash equivalents and restricted cash, beginning of period	106,964	124,351	101,185	161,389
Cash, cash equivalents and restricted cash, end of period	130,684	128,289	130,684	128,289
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	75,489	52,268	178,201	113,874
Cash paid during the period for income taxes	2,097	5,147	4,138	6,357
Cash received during the period for distributions from equity investments	28,330	30,762	56,611	61,554
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	145,594	127,525	145,594	127,525
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	1,458	25,262	40,816	49,713
Related Party
Financing activities
Distributions to non-controlling interests, related party (note 14)	$ (244)	$ (8,354)	$ (12,300)	$ (18,360)